Stock Options	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Options

21. Stock Options

The board of directors approved a stock option plan (the "2003 Plan") effective on November 1, 2003, and another stock option plan (the "2012 Plan") on August 22, 2012. The 2003 Plan expired on November 1, 2023 and the 2012 Plan expired on August 22, 2022, respectively. The Company granted all the awards authorized under the 2012 Plan, and no further awards may be granted since the termination of the 2003 Plan and the 2012 Plan. The share-based compensation expense was $nil in 2025 (2024 - $nil, 2023 - $nil). 135,800 shares under the 2012 Plan were exercised in the year ended December 31, 2023.